UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

                       Growth & Income Fund



[LOGO OF USAA]
   USAA(R)

                               USAA GROWTH &
                                     INCOME Fund

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       -----------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         26

   Financial Statements                                                      28

   Notes to Financial Statements                                             31

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                   "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

Loomis, Sayles & Company, L.P.         Barrow, Hanley, Mewhinney & Strauss, Inc.
    MARK B. BARIBEAU, CFA                  MARK GIAMBRONE, CPA

    PAMELA N. CZEKANSKI, CFA               TIMOTHY J. CULLER, CFA

    RICHARD SKAGGS, CFA                    JAMES P. BARROW

Wellington Management Company, LLP         RAY NIXON, Jr.
    MATTHEW E. MEGARGEL, CFA
                                           ROBERT J. CHAMBERS, CFA
    FRANCIS BOGGAN, CFA
                                           RICHARD A. ENGLANDER, CFA
    JEFF KRIPKE

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Growth & Income Fund had a total return of 14.34%. This compares to returns of 14.33% for the Russell 3000 Index and 14.71% for the Lipper Multi-Cap Core Funds Index.

WHAT'S THE STATUS OF THE FUND'S RESTRUCTURING?

         Last March, the Fund's Board of Trustees reorganized the Fund's team of subadvisers in an effort to improve diversification and generate more consistently strong performance. This is the first reporting period that fully incorporates the combined results of the three managers working together.

         Wellington Management Company, LLP (Wellington Management) manages in a "core" style that encompasses both growth and value. The benchmark for its portion of the Fund is the Russell 3000 Index. Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS) is a value-oriented manager, and the benchmark for its portion of the Fund is the Russell 3000 Value Index. Loomis, Sayles & Company, L.P. (Loomis Sayles) is a growth-oriented manager, and the benchmark for its portion of the Fund is the Russell 3000 Growth Index.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE VALUE-ORIENTED PORTION OF THE FUND MANAGED BY BHMS PERFORM?

         It performed in line with the Russell 3000 Value Index. Relative to the index, the Fund was overweight in the industrials and consumer discretionary sectors, both of which supported performance. In industrials, BHMS had good stock selection, led by American Power Conversion Corp., which was acquired during the period, and Emerson Electric Co., an industrial conglomerate that was up on good earnings and continued strength across its business lines.

         In consumer discretionary, relative performance in the BHMS portion was helped by Stanley Works, a company that makes tools for industry and consumers. Another positive performer was Family Dollar Stores, Inc., which gained as it continued to make improvements in same-store sales and private-label lines. The company was also helped as the decline in energy prices gave its target consumers more discretionary income.

         On the down side, an underweight in the financials area in the BHMS portion hurt performance relative to the Russell 3000 Value Index. BHMS's valuation discipline doesn't allow it to own real estate investment trusts or brokers - two segments of financials that are doing very well - because they are currently, in the team's view, overvalued.

         Health care holdings in the BHMS portion of the Fund detracted, particularly HMOs and large-cap pharmaceuticals, because investors were fearful that the change of congressional control could lead to government regulation of drug pricing as well as a government takeover of HMOs. Two big holdings in the BHMS portion that took the brunt of these fears were Pfizer, Inc. and UnitedHealth Group, Inc. The BHMS team views these fears as excessive and likely to fade.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-25.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         Another stock that reacted poorly to the elections was SLM Corp., or Sallie Mae, because the Democrats proposed changes in the government's student-lending policies. Finally, BHMS's stock selection in energy detracted from performance in its portion of the Fund.

HOW DID THE GROWTH-ORIENTED PORTION OF THE FUND MANAGED BY LOOMIS SAYLES
PERFORM?

         The Loomis Sayles portion outperformed the Russell 3000 Growth Index. Loomis Sayles' top sector relative to the index was financial services, where it benefited from an overweight position as well as from good stock selection. CB Richard Ellis Group, Inc. had a big valuation recovery after falling sharply from May to August as investors recognized the ongoing health in global commercial real estate markets. Goldman Sachs Group, Inc. was up impressively due to its strong capital markets position, while Lehman Brothers Holdings, Inc. benefited from its high return on equity and solid execution. Loomis Sayles is bullish on financials, particularly capital markets, investment management, brokerage, and exchanges.

         Another solid sector in the Loomis Sayles portion of the Fund was consumer discretionary, where this team had good stock selection and an overweight position relative to the Russell 3000 Growth Index. Google, Inc., the Loomis Sayles portion of the Fund's largest holding, had another strong period and was the second largest contributor to relative performance. Other stocks in this sector that performed well were Coach, Inc. and Nordstrom, Inc. Precision Castparts Corp., in the industrials sector, was also a top performer.

         In terms of detractors from performance relative to the Russell 3000 Growth Index, stock selection in health care was the major culprit. Medco Health Solutions, Inc., the pharmacy benefit manager, pulled back in the fall over concerns about changes in Congress, and Quest Diagnostics, Inc. fell sharply on the news that UnitedHealth Group, Inc. was switching its business to another firm, so the Loomis Sayles team sold out of these stocks.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The other major area that hurt performance in the Loomis Sayles portion of the Fund was technology, largely due to stock selection. Other than Cisco Systems, Inc., Loomis Sayles was underweight in the very largest technology companies, which benefited from being components in indexes in a strong bull market. The Loomis Sayles portion of the Fund was also hurt on a relative basis as Adobe Systems, Inc. and BEA Systems, Inc. languished, but the team held on to these stocks. It sold out of Motorola and Symantec. The best performers in technology for the Loomis Sayles portion of the Fund were Cisco Systems, Inc., Akamai Technologies, Inc., and Apple, Inc.

HOW DID THE CORE (GROWTH AND VALUE) PORTION OF THE FUND MANAGED BY WELLINGTON MANAGEMENT PERFORM?

         The Wellington Management portion lagged the Russell 3000 Index. Underperformance here was due in part to stock selection and underweights in the outperforming consumer discretionary, telecommunications, and materials sectors. Stock selection was positive in the industrials and information technology sectors, while holdings in consumer discretionary, health care, and energy sectors underperformed.

         Within consumer discretionary, women's retailer Coldwater Creek, Inc. was hurt by lackluster same-store sales. The Wellington Management portion of the Fund was also hurt by an underweight position in Time Warner, Inc., a strong contributor to benchmark returns. Medco detracted in the health care sector partly due to Wal-Mart Stores, Inc.'s move to lower generic drug prices, prompting the elimination of Medco from the Wellington Management portion of the portfolio. Energy detractors in this group's portion of the Fund included Chesapeake Energy Corp., Conoco Phillips, and Patterson-UTI Energy, Inc.

         CHESAPEAKE ENERGY CORP. AND TIME WARNER, INC. WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2007.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         Strong stock selection within information technology was led by Accenture Ltd., a technology and management consulting provider. Precision Castparts was the strongest performer for the period relative to the Russell 3000 Index in the Wellington Management portion of the Fund. Within financials, notable contributors included First Marblehead Corp., Simon Property Group, Inc., and Wells Fargo & Co. Companhia Vale do Rio Doce, the Brazil-based iron ore miner, gained as the company locked in higher iron ore prices for 2007, driven by tight supply and strong demand from China.

         At the end of the period, the Wellington Management portion was overweight in information technology, and within industrials, it was emphasizing capital goods and commercial services companies. Other overweights included health care and, more modestly, energy. Within financials, capital-market-related companies were more heavily weighted than banks, and consumer discretionary stocks were underweight based on expected slower consumer spending as housing and credit trends soften demand.

         From all three subadvisers, thank you for your investment in the Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND (Ticker Symbol: USGRX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $1,513.4 Million          $1,377.0 Million
Net Asset Value Per Share                  $18.59                    $18.14

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*              1 YEAR              5 YEARS            10 YEARS
      14.34%                      8.99%               6.64%               6.79%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                   LIPPER MULTI-CAP
                 RUSSELL 3000        CORE FUNDS          USAA GROWTH & INCOME
                    INDEX               INDEX                    FUND
 1/31/1997         $10,000.00        $10,000.00               $10,000.00
 2/28/1997          10,010.93          9,970.38                10,094.40
 3/31/1997           9,557.93          9,601.94                 9,823.17
 4/30/1997          10,028.74          9,934.21                10,120.07
 5/31/1997          10,713.69         10,604.57                10,808.64
 6/30/1997          11,159.08         11,004.69                11,194.14
 7/31/1997          12,033.89         11,840.94                11,948.44
 8/31/1997          11,545.81         11,515.58                11,587.14
 9/30/1997          12,200.50         12,148.79                12,084.69
10/31/1997          11,790.69         11,691.73                11,616.64
11/30/1997          12,242.13         11,890.38                11,954.67
12/31/1997          12,487.35         12,056.18                12,104.56
 1/31/1998          12,552.07         12,123.64                11,985.57
 2/28/1998          13,449.98         12,989.29                12,844.98
 3/31/1998          14,116.58         13,598.74                13,510.81
 4/30/1998          14,255.38         13,746.11                13,603.63
 5/31/1998          13,903.59         13,368.87                13,265.52
 6/30/1998          14,373.71         13,744.03                13,288.92
 7/31/1998          14,112.73         13,463.69                12,544.74
 8/31/1998          11,950.85         11,367.72                10,611.20
 9/30/1998          12,766.07         11,906.60                10,965.58
10/31/1998          13,735.09         12,719.05                11,845.92
11/30/1998          14,575.16         13,400.78                12,564.29
12/31/1998          15,501.53         14,309.46                12,886.37
 1/31/1999          16,028.15         14,784.11                13,239.81
 2/28/1999          15,460.42         14,214.59                12,900.51
 3/31/1999          16,027.70         14,663.41                13,483.39
 4/30/1999          16,751.16         15,261.59                14,453.57
 5/31/1999          16,432.79         15,091.07                14,269.45
 6/30/1999          17,263.23         15,830.75                14,953.55
 7/31/1999          16,739.78         15,482.15                14,492.46
 8/31/1999          16,549.44         15,212.31                14,109.40
 9/30/1999          16,126.45         14,833.08                13,611.40
10/31/1999          17,138.00         15,585.94                14,146.18
11/30/1999          17,617.63         16,087.69                14,204.79
12/31/1999          18,741.77         17,281.08                14,704.42
 1/31/2000          18,007.07         16,792.80                14,144.53
 2/29/2000          18,173.98         17,439.77                13,474.14
 3/31/2000          19,597.70         18,557.56                14,933.01
 4/30/2000          18,907.08         17,868.65                14,918.25
 5/31/2000          18,376.04         17,247.64                14,962.54
 6/30/2000          18,920.11         17,974.96                14,924.72
 7/31/2000          18,585.69         17,694.10                14,636.29
 8/31/2000          19,964.05         18,942.38                15,346.28
 9/30/2000          19,060.13         18,072.23                14,836.29
10/31/2000          18,788.74         17,868.05                15,168.17
11/30/2000          17,056.95         16,346.70                14,655.27
12/31/2000          17,343.59         16,704.45                15,144.62
 1/31/2001          17,936.89         17,281.09                15,522.67
 2/28/2001          16,298.04         15,725.42                14,819.50
 3/31/2001          15,235.64         14,792.69                14,190.67
 4/30/2001          16,457.46         15,991.05                15,221.07
 5/31/2001          16,589.64         16,125.79                15,266.53
 6/30/2001          16,283.74         15,848.30                14,869.08
 7/31/2001          16,015.38         15,529.65                14,944.98
 8/31/2001          15,069.89         14,649.79                14,041.76
 9/30/2001          13,740.34         13,148.06                12,908.02
10/31/2001          14,060.03         13,505.05                13,060.15
11/30/2001          15,142.98         14,565.62                14,048.98
12/31/2001          15,356.42         14,906.91                14,216.61
 1/31/2002          15,163.85         14,577.26                13,988.45
 2/28/2002          14,853.76         14,313.97                13,831.10
 3/31/2002          15,505.03         14,893.28                14,241.16
 4/30/2002          14,691.57         14,260.24                13,532.25
 5/31/2002          14,521.36         14,143.43                13,421.98
 6/30/2002          13,476.04         13,035.38                12,453.40
 7/31/2002          12,404.66         12,007.35                11,546.41
 8/31/2002          12,463.26         12,083.32                11,585.84
 9/30/2002          11,153.74         10,972.10                10,426.15
10/31/2002          12,041.87         11,666.82                11,136.48
11/30/2002          12,770.54         12,377.28                11,933.64
12/31/2002          12,048.55         11,666.09                11,192.36
 1/31/2003          11,753.74         11,469.10                10,860.79
 2/28/2003          11,560.37         11,271.09                10,674.79
 3/31/2003          11,681.93         11,307.55                10,734.38
 4/30/2003          12,635.85         12,186.95                11,527.72
 5/31/2003          13,398.61         13,011.09                12,232.01
 6/30/2003          13,579.42         13,205.35                12,465.88
 7/31/2003          13,890.93         13,460.49                12,765.58
 8/31/2003          14,198.76         13,874.40                13,040.98
 9/30/2003          14,044.61         13,689.85                12,852.29
10/31/2003          14,894.58         14,505.15                13,695.59
11/30/2003          15,099.73         14,731.63                13,898.31
12/31/2003          15,790.39         15,318.97                14,462.91
 1/31/2004          16,119.79         15,678.89                14,665.82
 2/29/2004          16,336.96         15,922.40                14,893.07
 3/31/2004          16,143.03         15,741.67                14,680.46
 4/30/2004          15,809.25         15,410.24                14,420.63
 5/31/2004          16,039.01         15,594.81                14,599.26
 6/30/2004          16,357.79         15,940.02                15,018.28
 7/31/2004          15,739.21         15,286.45                14,392.86
 8/31/2004          15,804.03         15,275.20                14,319.76
 9/30/2004          16,046.97         15,601.85                14,566.77
10/31/2004          16,310.53         15,837.23                14,688.70
11/30/2004          17,068.74         16,632.21                15,428.42
12/31/2004          17,676.93         17,217.04                16,000.91
 1/31/2005          17,206.11         16,825.35                15,653.63
 2/28/2005          17,584.87         17,165.53                15,940.14
 3/31/2005          17,287.44         16,895.64                15,685.09
 4/30/2005          16,911.84         16,435.73                15,354.88
 5/31/2005          17,552.65         17,108.72                15,919.72
 6/30/2005          17,675.27         17,297.10                15,996.06
 7/31/2005          18,400.40         18,030.31                16,665.82
 8/31/2005          18,224.99         17,948.21                16,648.43
 9/30/2005          18,384.44         18,109.43                16,758.19
10/31/2005          18,040.12         17,735.00                16,357.73
11/30/2005          18,743.28         18,417.56                17,062.88
12/31/2005          18,758.70         18,632.53                17,103.97
 1/31/2006          19,385.45         19,324.57                17,696.96
 2/28/2006          19,419.92         19,247.75                17,576.51
 3/31/2006          19,755.60         19,676.73                17,738.54
 4/30/2006          19,969.93         19,920.49                17,970.48
 5/31/2006          19,330.57         19,230.44                17,107.68
 6/30/2006          19,364.77         19,173.77                17,138.54
 7/31/2006          19,346.63         18,944.00                16,868.86
 8/31/2006          19,819.91         19,392.34                17,026.95
 9/30/2006          20,263.58         19,808.75                17,585.82
10/31/2006          20,993.02         20,545.67                18,135.38
11/30/2006          21,449.79         21,032.26                18,647.67
12/31/2006          21,706.67         21,267.46                18,737.85
 1/31/2007          22,119.83         21,731.01                19,287.74

                                   [END CHART]

         DATA FROM 1/31/97 THROUGH 1/31/07.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

         o The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         o The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
------------------------------------------------------

Google, Inc. "A"                                  1.4%

Precision Castparts Corp.                         1.4%

Altria Group, Inc.                                1.2%

Apple, Inc.                                       1.2%

Citigroup, Inc.                                   1.2%

Cisco Systems, Inc.                               1.1%

Stanley Works                                     1.1%

WellPoint, Inc.                                   1.1%

Bank of America Corp.                             1.0%

ConocoPhillips                                    1.0%

------------------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                   SECTOR ASSET ALLOCATION
                           1/31/2007

           [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                 22.1%

Information Technology                                     17.8%

Consumer Discretionary                                     14.1%

Health Care                                                12.1%

Industrials                                                10.9%

Short-Term Investments*                                    10.8%

Energy                                                      7.1%

Consumer Staples                                            6.2%

Utilities                                                   4.2%

Materials                                                   2.1%

Telecommunication Services                                  1.5%

Exchange-Traded Funds**                                     0.3%

                           [END CHART]

          *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
           PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         **EXCHANGE-TRADED FUNDS (ETFs) ARE BASKETS OF SECURITIES AND ARE
           TRADED, LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFs REPRESENT MULTIPLE SECTORS.

           PERCENTAGE ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               EQUITY SECURITIES (98.4%)

               COMMON STOCKS (98.1%)

               CONSUMER DISCRETIONARY (14.1%)
               ------------------------------
               ADVERTISING (0.1%)
    13,000     Focus Media Holdings Ltd.*                                          $    1,075
                                                                                   ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.2%)
    95,100     Carter's, Inc.*                                                          2,415
   173,005     Coach, Inc.*                                                             7,934
   102,740     Polo Ralph Lauren Corp.                                                  8,430
                                                                                   ----------
                                                                                       18,779
                                                                                   ----------
               APPAREL RETAIL (0.8%)
    21,800     Abercrombie & Fitch Co. "A"                                              1,734
   245,187     American Eagle Outfitters, Inc.                                          7,939
    39,550     Jos. A. Bank Clothiers, Inc.*(a)                                         1,224
    63,000     TJX Companies, Inc.                                                      1,863
                                                                                   ----------
                                                                                       12,760
                                                                                   ----------
               AUTOMOBILE MANUFACTURERS (0.2%)
    79,900     Winnebago Industries, Inc.(a)                                            2,680
                                                                                   ----------
               AUTOMOTIVE RETAIL (1.2%)
   230,900     Advance Auto Parts, Inc.                                                 8,763
   141,150     CarMax, Inc.*                                                            8,106
    57,200     O'Reilly Automotive, Inc.*                                               1,997
                                                                                   ----------
                                                                                       18,866
                                                                                   ----------
               BROADCASTING & CABLE TV (0.9%)
   135,100     CBS Corp. "B"                                                            4,211
   196,550     Comcast Corp. "A"*                                                       8,711
                                                                                   ----------
                                                                                       12,922
                                                                                   ----------
               CASINOS & GAMING (1.1%)
    72,175     Las Vegas Sands Corp.*(a)                                                7,511
   115,750     MGM Mirage*                                                              8,099
    32,900     Penn National Gaming, Inc.*                                              1,442
                                                                                   ----------
                                                                                       17,052
                                                                                   ----------
               CATALOG RETAIL (0.1%)
    89,900     Coldwater Creek, Inc.*                                                   1,677
                                                                                   ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DEPARTMENT STORES (0.9%)
    35,100     Federated Department Stores, Inc.                                   $    1,456
   113,300     Nordstrom, Inc.                                                          6,312
    35,125     Sears Holdings Corp.*                                                    6,205
                                                                                   ----------
                                                                                       13,973
                                                                                   ----------
               DISTRIBUTORS (0.3%)
    85,100     Genuine Parts Co.                                                        4,044
                                                                                   ----------
               GENERAL MERCHANDISE STORES (0.6%)
   240,100     Dollar General Corp.                                                     4,067
   171,400     Family Dollar Stores, Inc.                                               5,554
                                                                                   ----------
                                                                                        9,621
                                                                                   ----------
               HOME IMPROVEMENT RETAIL (0.5%)
   103,300     Sherwin-Williams Co.                                                     7,138
                                                                                   ----------
               HOMEBUILDING (0.3%)
   152,615     D.R. Horton, Inc.                                                        4,435
                                                                                   ----------
               HOTELS, RESORTS, & CRUISE LINES (1.1%)
   172,200     Carnival Corp.                                                           8,878
   174,600     Royal Caribbean Cruises Ltd.                                             7,845
                                                                                   ----------
                                                                                       16,723
                                                                                   ----------
               HOUSEHOLD APPLIANCES (1.4%)
   296,400     Stanley Works(a)                                                        16,972
    40,500     Whirlpool Corp.                                                          3,703
                                                                                   ----------
                                                                                       20,675
                                                                                   ----------
               INTERNET RETAIL (0.2%)
    56,200     Priceline.com, Inc.*(a)                                                  2,395
                                                                                   ----------
               LEISURE PRODUCTS (0.4%)
   278,300     Mattel, Inc.                                                             6,779
                                                                                   ----------
               MOVIES & ENTERTAINMENT (0.7%)
   335,425     News Corp. "A"                                                           7,799
    60,100     Viacom, Inc. "B"*                                                        2,444
                                                                                   ----------
                                                                                       10,243
                                                                                   ----------
               PUBLISHING (0.8%)
    82,200     Gannett Co., Inc.                                                        4,779
   106,875     McGraw-Hill Companies, Inc.                                              7,169
                                                                                   ----------
                                                                                       11,948
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               RESTAURANTS (1.1%)
   132,825     Chipotle Mexican Grill, Inc. "A"*(a)                                $    7,893
    59,000     RARE Hospitality International, Inc.*                                    1,861
   232,850     Tim Hortons, Inc.                                                        7,218
                                                                                   ----------
                                                                                       16,972
                                                                                   ----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
    35,300     Steiner Leisure Ltd.*                                                    1,651
                                                                                   ----------
               SPECIALTY STORES (0.1%)
    48,800     Staples, Inc.                                                            1,255
                                                                                   ----------
               Total Consumer Discretionary                                           213,663
                                                                                   ----------
               CONSUMER STAPLES (6.2%)
               -----------------------
               DRUG RETAIL (0.8%)
   175,800     CVS Corp.                                                                5,915
   118,275     Walgreen Co.                                                             5,358
                                                                                   ----------
                                                                                       11,273
                                                                                   ----------
               HOUSEHOLD PRODUCTS (0.4%)
    42,200     Colgate-Palmolive Co.                                                    2,882
    35,800     Procter & Gamble Co.                                                     2,323
                                                                                   ----------
                                                                                        5,205
                                                                                   ----------
               HYPERMARKETS & SUPER CENTERS (0.1%)
    42,500     Wal-Mart Stores, Inc.                                                    2,027
                                                                                   ----------
               PACKAGED FOODS & MEAT (0.3%)
   126,700     ConAgra Foods, Inc.                                                      3,257
    22,900     General Mills, Inc.                                                      1,311
                                                                                   ----------
                                                                                        4,568
                                                                                   ----------
               SOFT DRINKS (0.6%)
   142,300     PepsiCo, Inc.                                                            9,284
                                                                                   ----------
               TOBACCO (4.0%)
   202,300     Altria Group, Inc.                                                      17,679
   167,400     Imperial Tobacco Group plc ADR                                          13,630
   146,900     Loews Corp. - Carolina Group                                            10,068
   123,600     Reynolds American, Inc.(a)                                               7,972
   203,100     UST, Inc.                                                               11,666
                                                                                   ----------
                                                                                       61,015
                                                                                   ----------
               Total Consumer Staples                                                  93,372
                                                                                   ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ENERGY (7.1%)
               -------------
               INTEGRATED OIL & GAS (3.4%)
    67,000     BP plc ADR                                                          $    4,255
    49,600     Chevron Corp.                                                            3,615
   237,600     ConocoPhillips                                                          15,779
    58,600     Exxon Mobil Corp.                                                        4,342
   102,685     Marathon Oil Corp.                                                       9,277
    68,000     Murphy Oil Corp.                                                         3,380
   253,900     Occidental Petroleum Corp.                                              11,771
                                                                                   ----------
                                                                                       52,419
                                                                                   ----------
               OIL & GAS DRILLING (0.8%)
   115,100     GlobalSantaFe Corp.                                                      6,677
    35,800     Noble Corp.                                                              2,683
    96,900     Patterson-UTI Energy, Inc.                                               2,340
                                                                                   ----------
                                                                                       11,700
                                                                                   ----------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
   123,450     Baker Hughes, Inc.                                                       8,522
    43,400     BJ Services Co.                                                          1,200
    89,600     Complete Production Services, Inc.*                                      1,780
    80,600     Halliburton Co.                                                          2,381
                                                                                   ----------
                                                                                       13,883
                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   123,300     Noble Energy, Inc.                                                       6,585
   231,225     Southwestern Energy Co.*                                                 8,893
    40,800     Woodside Petroleum Ltd. ADR                                              1,200
   199,200     XTO Energy, Inc.                                                        10,054
                                                                                   ----------
                                                                                       26,732
                                                                                   ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   171,300     El Paso Corp.                                                            2,659
                                                                                   ----------
               Total Energy                                                           107,393
                                                                                   ----------
               FINANCIALS (22.1%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
    31,000     Affiliated Managers Group, Inc.*(a)                                      3,454
    63,095     BlackRock, Inc. "A"(a)                                                  10,585
    21,100     Franklin Resources, Inc.                                                 2,513
   160,965     Nuveen Investments, Inc. "A"                                             7,968

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    82,900     State Street Corp.                                                  $    5,890
   176,085     T. Rowe Price Group, Inc.                                                8,450
                                                                                   ----------
                                                                                       38,860
                                                                                   ----------
               CONSUMER FINANCE (1.6%)
    98,500     Capital One Financial Corp.                                              7,919
   131,850     First Marblehead Corp.(a)                                                7,173
   212,800     SLM Corp.                                                                9,780
                                                                                   ----------
                                                                                       24,872
                                                                                   ----------
               DIVERSIFIED BANKS (0.5%)
   225,400     Wells Fargo & Co.                                                        8,096
                                                                                   ----------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
    44,400     UBS AG                                                                   2,798
                                                                                   ----------
               INSURANCE BROKERS (0.5%)
   199,200     Willis Group Holdings Ltd.                                               8,139
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (3.0%)
    41,725     Bear Stearns Companies, Inc.                                             6,879
   276,795     Charles Schwab Corp.                                                     5,237
   187,000     E*TRADE Financial Corp.*                                                 4,559
    62,275     Goldman Sachs Group, Inc.                                               13,212
   140,250     Lehman Brothers Holdings, Inc.                                          11,534
    45,000     Merrill Lynch & Co., Inc.                                                4,210
                                                                                   ----------
                                                                                       45,631
                                                                                   ----------
               MULTI-LINE INSURANCE (1.3%)
   180,000     American International Group, Inc.                                      12,321
    72,500     Hartford Financial Services Group, Inc.                                  6,881
                                                                                   ----------
                                                                                       19,202
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   292,308     Bank of America Corp.                                                   15,370
   319,174     Citigroup, Inc.                                                         17,596
    83,900     JPMorgan Chase & Co.                                                     4,273
                                                                                   ----------
                                                                                       37,239
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (2.1%)
    55,300     ACE Ltd.                                                                 3,195
   158,400     Allstate Corp.                                                           9,529
   176,100     Axis Capital Holdings Ltd.                                               5,803
    71,400     W.R. Berkley Corp.                                                       2,363
   163,300     XL Capital Ltd. "A"                                                     11,268
                                                                                   ----------
                                                                                       32,158
                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.7%)
   376,950     CB Richard Ellis Group, Inc. "A"*                                   $   14,177
   107,025     Jones Lang LaSalle, Inc.                                                11,184
                                                                                   ----------
                                                                                       25,361
                                                                                   ----------
               REGIONAL BANKS (0.8%)
    87,300     PNC Financial Services Group, Inc.                                       6,440
   241,400     South Financial Group, Inc.                                              6,238
                                                                                   ----------
                                                                                       12,678
                                                                                   ----------
               REITs - INDUSTRIAL (0.3%)
    86,000     First Industrial Realty Trust, Inc.(a)                                   4,064
                                                                                   ----------
               REITs - MORTGAGE (0.3%)
   362,900     Annaly Capital Management, Inc.                                          5,001
                                                                                   ----------
               REITs - OFFICE (0.3%)
   424,000     American Financial Realty Trust(a)                                       4,740
                                                                                   ----------
               REITs - RETAIL (0.3%)
    38,100     Simon Property Group, Inc.                                               4,358
                                                                                   ----------
               SPECIALIZED FINANCE (2.2%)
    20,200     Chicago Mercantile Exchange Holdings, Inc.(a)                           11,379
    59,890     InterContinental Exchange, Inc.*                                         7,819
   223,600     NASDAQ Stock Market, Inc.*(a)                                            7,620
    60,425     NYSE Group, Inc.*(a)                                                     6,041
                                                                                   ----------
                                                                                       32,859
                                                                                   ----------
               THRIFTS & MORTGAGE FINANCE (1.9%)
    90,300     MGIC Investment Corp.                                                    5,573
   213,400     New York Community Bancorp, Inc.(a)                                      3,604
   156,205     People's Bank(a)                                                         7,028
   113,000     Radian Group, Inc.                                                       6,805
   139,600     Washington Mutual, Inc.(a)                                               6,225
                                                                                   ----------
                                                                                       29,235
                                                                                   ----------
               Total Financials                                                       335,291
                                                                                   ----------
               HEALTH CARE (12.1%)
               -------------------
               BIOTECHNOLOGY (1.4%)
    16,600     Amgen, Inc.*                                                             1,168
   136,925     Celgene Corp.*(a)                                                        7,350
    30,200     Cephalon, Inc.*                                                          2,187

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    39,000     Genzyme Corp.*                                                      $    2,564
   125,425     Gilead Sciences, Inc.*                                                   8,067
                                                                                   ----------
                                                                                       21,336
                                                                                   ----------
               HEALTH CARE DISTRIBUTORS (0.1%)
    45,800     Patterson Companies, Inc.*                                               1,722
                                                                                   ----------
               HEALTH CARE EQUIPMENT (2.2%)
   189,700     Baxter International, Inc.                                               9,421
   135,200     Hillenbrand Industries, Inc.                                             7,708
   132,000     Medtronic, Inc.                                                          7,055
   160,250     Stryker Corp.                                                            9,926
                                                                                   ----------
                                                                                       34,110
                                                                                   ----------
               HEALTH CARE FACILITIES (1.0%)
   205,900     HEALTHSOUTH Corp.*(a)                                                    4,816
   199,300     Service Corp. International                                              2,123
   176,900     Triad Hospitals, Inc.*                                                   7,518
                                                                                   ----------
                                                                                       14,457
                                                                                   ----------
               HEALTH CARE SERVICES (0.6%)
    44,933     Amedisys, Inc.*(a)                                                       1,452
    14,000     Express Scripts, Inc.*                                                     973
   175,700     Omnicare, Inc.(a)                                                        7,062
                                                                                   ----------
                                                                                        9,487
                                                                                   ----------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
    32,100     Invitrogen Corp.*                                                        1,966
   172,860     Thermo Fisher Scientific, Inc.*                                          8,271
   127,095     Waters Corp.*                                                            7,205
                                                                                   ----------
                                                                                       17,442
                                                                                   ----------
               MANAGED HEALTH CARE (2.6%)
   188,600     Coventry Health Care, Inc.*                                              9,722
    52,800     Health Net, Inc.*                                                        2,572
   198,400     UnitedHealth Group, Inc.                                                10,368
   204,528     WellPoint, Inc.*                                                        16,031
                                                                                   ----------
                                                                                       38,693
                                                                                   ----------
               PHARMACEUTICALS (3.1%)
    33,900     Abbott Laboratories                                                      1,797
   347,300     Bristol-Myers Squibb Co.                                                 9,999
    27,700     Eisai Co. Ltd. ADR                                                       1,427
    40,900     Eli Lilly and Co.                                                        2,213

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   455,500     Pfizer, Inc.                                                        $   11,952
    56,700     Sanofi-Aventis ADR                                                       2,499
   256,600     Schering-Plough Corp.                                                    6,415
   223,300     Valeant Pharmaceuticals International(a)                                 3,937
   129,100     Wyeth                                                                    6,379
                                                                                   ----------
                                                                                       46,618
                                                                                   ----------
               Total Health Care                                                      183,865
                                                                                   ----------
               INDUSTRIALS (10.9%)
               -------------------
               AEROSPACE & DEFENSE (4.3%)
    25,600     Boeing Co.                                                               2,293
   156,200     Goodrich Corp.                                                           7,657
   176,200     Honeywell International, Inc.                                            8,051
   141,300     L-3 Communications Holdings, Inc.                                       11,635
   126,950     Lockheed Martin Corp.                                                   12,338
   233,800     Precision Castparts Corp.                                               20,782
    34,900     United Technologies Corp.                                                2,374
                                                                                   ----------
                                                                                       65,130
                                                                                   ----------
               AIR FREIGHT & LOGISTICS (0.1%)
    25,300     United Parcel Service, Inc. "B"                                          1,829
                                                                                   ----------
               COMMERCIAL PRINTING (0.4%)
   178,800     Idearc, Inc.*                                                            5,797
                                                                                   ----------
               CONSTRUCTION & ENGINEERING (0.1%)
    22,800     Fluor Corp.                                                              1,883
                                                                                   ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    86,500     Joy Global, Inc.                                                         4,020
    51,600     Oshkosh Truck Corp.                                                      2,724
    38,900     Terex Corp.*                                                             2,213
                                                                                   ----------
                                                                                        8,957
                                                                                   ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
   419,500     American Power Conversion Corp.                                         12,895
   144,200     Emerson Electric Co.                                                     6,485
                                                                                   ----------
                                                                                       19,380
                                                                                   ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    89,000     Waste Management, Inc.                                                   3,380
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.8%)
    44,600     Manpower, Inc.                                                        $  3,253
   185,825     Monster Worldwide, Inc.*                                                 9,181
                                                                                   ----------
                                                                                       12,434
                                                                                   ----------
               INDUSTRIAL CONGLOMERATES (0.6%)
    43,000     3M Co.                                                                   3,195
   137,900     General Electric Co.                                                     4,971
                                                                                   ----------
                                                                                        8,166
                                                                                   ----------
               INDUSTRIAL MACHINERY (1.6%)
    86,700     Briggs & Stratton Corp.(a)                                               2,570
    28,300     Danaher Corp.                                                            2,096
    46,600     Graco, Inc.                                                              1,900
   211,600     Illinois Tool Works, Inc.                                               10,789
   102,900     ITT Industries, Inc.                                                     6,138
                                                                                   ----------
                                                                                       23,493
                                                                                   ----------
               RAILROADS (0.5%)
    96,100     Burlington Northern Santa Fe Corp.                                       7,723
                                                                                   ----------
               TRUCKING (0.4%)
   120,700     Ryder System, Inc.                                                       6,583
                                                                                   ----------
               Total Industrials                                                      164,755
                                                                                   ----------
               INFORMATION TECHNOLOGY (17.8%)
               ------------------------------
               APPLICATION SOFTWARE (1.2%)
   128,900     Adobe Systems, Inc.*                                                     5,010
   200,265     Autodesk, Inc.*                                                          8,756
   407,500     BEA Systems, Inc.*                                                       5,024
                                                                                   ----------
                                                                                       18,790
                                                                                   ----------
               COMMUNICATIONS EQUIPMENT (3.9%)
   630,000     Cisco Systems, Inc.*                                                    16,752
   565,950     Corning, Inc.*                                                          11,794
   112,900     Foundry Networks, Inc.*                                                  1,634
   176,875     Harris Corp.                                                             8,989
   444,800     Nokia Corp. ADR                                                          9,830
    46,400     QUALCOMM, Inc.                                                           1,747
    62,865     Research In Motion Ltd.*                                                 8,033
                                                                                   ----------
                                                                                       58,779
                                                                                   ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (1.7%)
   211,800     Apple, Inc.*                                                        $   18,158
    34,100     Hewlett-Packard Co.                                                      1,476
    55,695     International Business Machines Corp.                                    5,522
                                                                                   ----------
                                                                                       25,156
                                                                                   ----------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
   438,200     EMC Corp.*                                                               6,130
   317,750     Network Appliance, Inc.*(a)                                             11,947
    79,100     QLogic Corp.*                                                            1,448
    23,400     SanDisk Corp.*                                                             941
                                                                                   ----------
                                                                                       20,466
                                                                                   ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   180,100     Alliance Data Systems Corp.*                                            12,234
    15,700     DST Systems, Inc.*                                                       1,107
   133,225     MasterCard, Inc. "A"                                                    14,861
                                                                                   ----------
                                                                                       28,202
                                                                                   ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   164,050     Amphenol Corp. "A"                                                      11,109
                                                                                   ----------

               ELECTRONIC MANUFACTURING SERVICES (0.2%)
   116,200     Benchmark Electronics, Inc.*                                             2,632
                                                                                   ----------

               INTERNET SOFTWARE & SERVICES (2.9%)
   257,000     Akamai Technologies, Inc.*                                              14,438
   235,020     eBay, Inc.*                                                              7,613
    43,850     Google, Inc. "A"*                                                       21,982
                                                                                   ----------
                                                                                       44,033
                                                                                   ----------
               IT CONSULTING & OTHER SERVICES (1.3%)
   167,300     Accenture Ltd. "A"                                                       6,316
   151,700     Cognizant Technology Solutions Corp. "A"*                               12,938
                                                                                   ----------
                                                                                       19,254
                                                                                   ----------
               SEMICONDUCTOR EQUIPMENT (1.3%)
   181,370     LAM Research Corp.*                                                      8,308
   191,100     MEMC Electronic Materials, Inc.*                                        10,014
    36,150     Varian Semiconductor Equipment Associates, Inc.*                         1,488
                                                                                   ----------
                                                                                       19,810
                                                                                   ----------
               SEMICONDUCTORS (0.9%)
   141,100     Maxim Integrated Products, Inc.                                          4,346
   301,875     NVIDIA Corp.*                                                            9,252
                                                                                   ----------
                                                                                       13,598
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SYSTEMS SOFTWARE (0.2%)
   111,000     Microsoft Corp.                                                       $  3,425
                                                                                   ----------
               TECHNOLOGY DISTRIBUTORS (0.3%)
   119,700     Tech Data Corp.*                                                         4,446
                                                                                   ----------
               Total Information Technology                                           269,700
                                                                                   ----------
               MATERIALS (2.1%)
               ----------------
               DIVERSIFIED CHEMICALS (0.4%)
   135,600     E.I. du Pont de Nemours & Co.                                            6,720
                                                                                   ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   187,360     Monsanto Co.                                                            10,322
                                                                                   ----------
               PAPER PACKAGING (0.1%)
    78,400     Smurfit-Stone Container Corp.*                                             847
                                                                                   ----------
               STEEL (0.9%)
    86,475     Allegheny Technologies, Inc.(a)                                          8,949
   152,200     Companhia Vale do Rio Doce ADR                                           5,164
                                                                                   ----------
                                                                                       14,113
                                                                                   ----------
               Total Materials                                                         32,002
                                                                                   ----------
               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   207,590     AT&T, Inc.                                                               7,812
    23,400     NeuStar, Inc. "A"*                                                         723
   351,800     Verizon Communications, Inc.                                            13,551
                                                                                   ----------
               Total Telecommunication Services                                        22,086
                                                                                   ----------
               UTILITIES (4.2%)
               ----------------
               ELECTRIC UTILITIES (1.8%)
   169,700     American Electric Power Co., Inc.                                        7,387
   132,800     Entergy Corp.                                                           12,331
   140,100     Pinnacle West Capital Corp.(a)                                           6,835
                                                                                   ----------
                                                                                       26,553
                                                                                   ----------
               GAS UTILITIES (0.3%)
   156,650     Spectra Energy Corp.*                                                    4,091
                                                                                   ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MULTI-UTILITIES (2.1%)
   169,700     CenterPoint Energy, Inc.(a)                                         $    2,929
   109,500     Dominion Resources, Inc.                                                 9,084
   313,300     Duke Energy Corp.                                                        6,169
   228,000     MDU Resources Group, Inc.                                                5,894
   350,500     Xcel Energy, Inc.                                                        8,177
                                                                                   ----------
                                                                                       32,253
                                                                                   ----------
               Total Utilities                                                         62,897
                                                                                   ----------
               Total Common Stocks (cost: $1,255,864)                               1,485,024
                                                                                   ----------
               EXCHANGE-TRADED FUNDS (0.3%)
    29,900     MidCap SPDR Trust Series 1(a) (cost: $3,880)                             4,531
                                                                                   ----------
               Total Equity Securities (cost: $1,259,744)                           1,489,555
                                                                                   ----------
               MONEY MARKET INSTRUMENTS (1.4%)

               MONEY MARKET FUNDS (1.4%)
20,198,274     SSgA Prime Money Market Fund, 5.17%(b) (cost: $20,198)                  20,198
                                                                                   ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (9.4%)

               MONEY MARKET FUNDS (0.0%)(c)
   659,140     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)            659
                                                                                   ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               COMMERCIAL PAPER (0.5%)
   $ 7,102     White Point Funding Inc., 5.38%(d), 2/05/2007(e)                         7,098
                                                                                   ----------
               CORPORATE OBLIGATIONS (1.0%)
    15,000     Bank of America, N.A., Notes, 5.36%(f), 6/13/2007                       15,005
                                                                                   ----------
               REPURCHASE AGREEMENTS (7.9%)(g)
    30,000     Credit Suisse First Boston, LLC, 5.26%, acquired on
                  1/31/2007 and due 2/01/2007 at $30,000 (collateralized
                  by $30,580 of Federal Home Loan Bank Bonds(h), 5.45%,
                  due 1/23/2009; market value $30,603)                                 30,000
    30,000     Deutsche Bank Securities, Inc., 5.26%, acquired on
                  1/31/2007 and due 2/01/2007 at $30,000 (collateralized
                  by $2,748 of Federal Farm Credit Bank Bonds(h), 5.09%,
                  due 6/22/2007; $1,195 of Federal Home Loan Bank Bonds(h),
                  6.13%, due 8/07/2013; and $27,275 of Fannie Mae Notes(h),
                  2.45%, due 2/17/2009; combined market value of $30,600)              30,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   $43,000     Merrill Lynch Government Securities, Inc., 5.24%,
                  acquired on 1/31/2007 and due 2/01/2007 at $30,000
                  (collateralized by $40,925 of U.S. Treasury Notes,
                  5.38%, due 2/15/2031; market value $43,863)                      $   43,000
    17,000     Morgan Stanley & Co., Inc., 5.25%, acquired on 1/31/2007
                  and due 2/1/2007 at $17,000 (collateralized by $17,365
                  of Freddie Mac Notes(h), 6.06%, due 10/06/2020;
                  market value $17,344)                                                17,000
                                                                                   ----------
               Total Repurchase Agreements                                            120,000
                                                                                   ----------
               Total Short-Term Investments Purchased With Cash
                  Collateral From Securities Loaned (cost: $142,757)                  142,762
                                                                                   ----------

               TOTAL INVESTMENTS (COST: $1,422,699)                                $1,652,515
                                                                                   ==========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2007.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (c) Represents less than 0.1% of net assets.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

             Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

         (g) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $138,525) (identified cost of $1,422,699)                    $1,652,515
   Cash                                                                           108
   Receivables:
      Capital shares sold                                                         657
      Dividends and interest                                                    1,108
      Securities sold                                                          11,924
      Other                                                                       132
                                                                           ----------
         Total assets                                                       1,666,444
                                                                           ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                        142,865
      Securities purchased                                                      8,565
      Capital shares redeemed                                                     718
   Accrued management fees                                                        717
   Accrued transfer agent's fees                                                   39
   Other accrued expenses and payables                                            133
                                                                           ----------
         Total liabilities                                                    153,037
                                                                           ----------
            Net assets applicable to capital shares outstanding            $1,513,407
                                                                           ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $1,275,894
   Overdistribution of net investment income                                   (5,612)
   Accumulated net realized gain on investments                                13,309
   Net unrealized appreciation of investments                                 229,816
                                                                           ----------
            Net assets applicable to capital shares outstanding            $1,513,407
                                                                           ==========
   Capital shares outstanding, unlimited number of
      shares authorized, no par value                                          81,403
                                                                           ==========
   Net asset value, redemption price, and offering price per share         $    18.59
                                                                           ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $16)                     $ 10,443
   Interest                                                                  806
   Securities lending (net)                                                  646
                                                                        --------
      Total income                                                        11,895
                                                                        --------
EXPENSES
   Management fees                                                         4,105
   Administration and servicing fees                                       1,090
   Transfer agent's fees                                                   1,643
   Custody and accounting fees                                               138
   Postage                                                                   190
   Shareholder reporting fees                                                 86
   Trustees' fees                                                              5
   Registration fees                                                          28
   Professional fees                                                          47
   Other                                                                      15
                                                                        --------
      Total expenses                                                       7,347
   Expenses paid indirectly                                                 (102)
                                                                        --------
      Net expenses                                                         7,245
                                                                        --------
NET INVESTMENT INCOME                                                      4,650
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      19,571
   Change in net unrealized appreciation/depreciation                    169,198
                                                                        --------
         Net realized and unrealized gain                                188,769
                                                                        --------
Increase in net assets resulting from operations                        $193,419
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED), AND YEAR ENDED
JULY 31, 2006

                                                                 1/31/2007     7/31/2006
                                                                ------------------------
FROM OPERATIONS
   Net investment income                                        $    4,650    $    8,213
   Net realized gain on investments                                 19,571       173,998
   Net realized gain on foreign currency transactions                    -            30
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  169,198      (167,028)
      Foreign currency translations                                      -             1
                                                                ------------------------
         Increase in net assets resulting from operations          193,419        15,214
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (10,262)       (7,795)
   Net realized gains                                             (145,129)      (82,911)
                                                                ------------------------
      Distributions to shareholders                               (155,391)      (90,706)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        82,253       224,080
   Reinvested dividends                                            152,418        88,731
   Cost of shares redeemed                                        (136,278)     (190,233)
                                                                ------------------------
      Increase in net assets from
         capital share transactions                                 98,393       122,578
                                                                ------------------------
   Net increase in net assets                                      136,421        47,086
NET ASSETS
   Beginning of period                                           1,376,986     1,329,900
                                                                ------------------------
   End of period                                                $1,513,407    $1,376,986
                                                                ========================
Overdistribution of net investment income
   End of period                                                $   (5,612)   $        -
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       4,386        11,834
   Shares issued for dividends reinvested                            8,392         4,733
   Shares redeemed                                                  (7,276)      (10,087)
                                                                ------------------------
      Increase in shares outstanding                                 5,502         6,480
                                                                ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                 consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $82,000 and $20,000, respectively, resulting in a total reduction in Fund expenses of $102,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 4.1% of the total fees

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income, if any, are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $584,225,000 and $622,083,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $241,763,000 and $11,947,000, respectively, resulting in net unrealized appreciation of $229,816,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $646,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $138,525,000 and received cash collateral of $142,865,000 for the loans. Of this amount, $142,757,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $108,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $4,105,000, which is net of a performance adjustment of $(256,000) that decreased the base management fee of 0.60% by 0.04%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Loomis, Sayles & Company, L.P. (Loomis Sayles), and Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which Wellington Management, Loomis Sayles, and BHMS direct the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager).

              The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $303,000.

              The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $535,000.

              The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net asets that BHMS manages in the USAA

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              Balanced Strategy Fund, USAA Value Fund, and USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to BHMS, of $863,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,090,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $15,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007,

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

              the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,643,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                      YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------
                                          2007           2006         2005         2004        2003        2002
                                    ---------------------------------------------------------------------------
Net asset value at
   beginning of period              $    18.14     $    19.16   $    17.72   $    15.76    $  14.64    $  19.69
                                    ---------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .06            .10          .13          .04         .05         .10
   Net realized and unrealized
      gain (loss)                         2.48            .16         2.61         1.97        1.45       (4.47)
                                    ---------------------------------------------------------------------------
Total from investment operations          2.54            .26         2.74         2.01        1.50       (4.37)
                                    ---------------------------------------------------------------------------
Less distributions:
   From net investment income             (.13)          (.10)        (.13)        (.05)       (.05)       (.10)
   From realized capital gains           (1.96)         (1.18)       (1.17)           -        (.33)       (.58)
                                    ---------------------------------------------------------------------------
Total distributions                      (2.09)         (1.28)       (1.30)        (.05)       (.38)       (.68)
                                    ---------------------------------------------------------------------------
Net asset value at end of period    $    18.59     $    18.14   $    19.16   $    17.72    $  15.76    $  14.64
                                    ===========================================================================
Total return (%)*                        14.34           1.22        15.79        12.75       10.56      (22.74)
Net assets at end of period (000)   $1,513,407     $1,376,986   $1,329,900   $1,130,036    $932,781    $850,987
Ratio of expenses to
   average net assets (%)**(b)            1.01(a)        1.01         1.00         1.01        1.09        1.05
Ratio of net investment
   income to average
   net assets (%)**                        .64(a)         .59          .69          .22         .37         .57
Portfolio turnover (%)                   41.41         179.30        81.26        72.93       66.01       73.52

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2007, average net assets were $1,442,071,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)         (.02%)       (.02%)       (.03%)      (.02%)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2007 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2006 -
                                   AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                   ---------------------------------------------------------------
Actual                               $1,000.00              $1,143.40                  $5.40

Hypothetical
  (5% return before expenses)         1,000.00               1,020.16                   5.09

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.34% for the six-month period of August 1, 2006, through January 31, 2007.

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

48

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800)531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800)531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23432-0307                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.